Pay vs Performance Disclosure - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Net Income (Loss)	¥ (306,810,286)	¥ 35,517,634	¥ (75,422,408)